Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of cash flow statement [text block]
27.	Supplemental Cash Flow Information

Supplemental cash flow information with respect to the year ended December 31, 2018 and 2017 is summarized as follows:

	2018	2017

Operating Cash Flows Arising From Interest and Taxes
Interest received	$129	$221

Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties	$368	$369
Capitalization of depreciation to mineral properties	$375	$265
Capitalization of re-estimation of decommissioning and rehabilitation provision	$163	$37
Issuance of shares related to acquistion of subsidiary	$416	$-
Increase in non-cash working capital related to:
Mining operations properties	$6	$(23)
Exploration and evaluation properties	$305	$(1,130)